Income taxes (Schedule of effective tax rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. Statutory rates	34.00%	34.00%	34.00%
Foreign income not recognized in USA	(34.00%)	(34.00%)	(34.00%)
China income taxes	25.00%	25.00%	25.00%
Impact of tax rate in other jurisdiction	(2.50%)	(5.80%)	(5.60%)
Valuation allowance	(7.70%)	(37.50%)	2.10%
Tax on disposal of SGOCO (Fujian)		(89.90%)
Other	(14.80%)	(26.00%)	1.70%
Effective income taxes	0.00%	(134.20%)	23.20%